Invesco-SAI-SUP 2

Statement of Additional Information Supplement dated June 4, 2018

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government & Agency Portfolio

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Liquid Assets Portfolio

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premier Portfolio

Invesco Premier Tax-Exempt Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Value Fund

Invesco STIC Prime Portfolio

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Cash Reserve Portfolio

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Treasury Obligations Portfolio

Invesco Treasury Portfolio

Invesco U.S. Government Fund

Invesco U.S. Managed Volatility Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

Effective on or about June 4, 2018, “Invesco PowerShares Capital Management LLC” is changing its name to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II
PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust
PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust
PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, any and all references to “PowerShares” and “Invesco PowerShares” are changing to “Invesco Capital”.

Invesco-SAI-SUP-GBL-2